Investment Securities	12 Months Ended
Dec. 31, 2021
Investment Securities [Abstract]
Investment Securities
(3)	Investment Securities

(a)	Securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$59,976	-	797	59,179
State and political subdivisions	41	-	-	41
Mortgage backed securities and collateralized mortgage obligations - residential	269,907	3,367	2,476	270,798
Corporate bonds	45,805	157	625	45,337
Small Business Administration - guaranteed participation securities	31,303	371	-	31,674
Other	685	-	1	684
Total securities available for sale	$407,717	3,895	3,899	407,713

(dollars in thousands)	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$20,000	-	32	19,968
State and political subdivisions	103	-	-	103
Mortgage backed securities and collateralized mortgage obligations - residential	308,432	7,749	23	316,158
Corporate bonds	59,185	916	162	59,939
Small Business Administration - guaranteed participation securities	40,955	1,262	-	42,217
Other	685	1	-	686
Total securities available for sale	$429,360	9,928	217	439,071

The following table distributes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2021, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value

Due in one year or less	$15,057	15,215
Due in one year through five years	91,450	90,026
Mortgage backed securities and collateralized mortgage obligations - residential	269,907	270,798
Small Business Administration - guaranteed participation securities	31,303	31,674
	$407,717	407,713

Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2021
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$49,279	697	9,900	100	59,179	797
Mortgage backed securities and collateralized mortgage obligations - residential	93,447	1,888	22,098	588	115,545	2,476
Corporate bonds	15,670	171	14,546	454	30,216	625
Other	648	1	-	-	648	1

Total	$159,044	2,757	46,544	1,142	205,588	3,899

(dollars in thousands)	December 31, 2020
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$19,968	32	-	-	19,968	32
Mortgage backed securities and collateralized mortgage obligations - residential	19,471	23	-	-	19,471	23
Corporate bonds	14,901	99	4,937	63	19,838	162

Total	$54,340	154	4,937	63	59,277	217

The proceeds from sales, calls/paydowns and maturities of securities available for sale, and gross realized gains and gross realized losses from sales during 2021, 2020, and 2019 are as follows:

	Years ended December 31,
(dollars in thousands)	2021	2020	2019

Proceeds from sales	$-	29,219	-
Proceeds from calls/paydowns	148,609	247,624	192,003
Proceeds from maturities	9,162	10,007	10,052
Gross realized gains	-	1,155	-
Gross realized losses	-	-	-

The amount of securities pledged to secure short-term borrowings and for other purposes amounted to $283.2 million and $267.6 million at December 31, 2021 and 2020, respectively.

(b)	Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2021
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$9,923	773	1	10,695
Total held to maturity	$9,923	773	1	10,695

	December 31, 2020
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$13,824	1,164	-	14,988
Total held to maturity	$13,824	1,164	-	14,988

The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2021, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$9,923	10,695
	$9,923	10,695

As of December 31, 2021 held to maturity securities with a fair value of $442 thousand had an unrecognized loss of approximately one thousand dollars that was less than twelve months. There were no held to maturity securities in an unrecognized loss position for 2020. There were no sales or transfers of held to maturity securities during 2021 and 2020.

(c)	Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2021 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal National Mortgage Association	$179,997	180,857
Federal Home Loan Mortgage Corporation	70,829	71,027

(d)	Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  The investment securities portfolio is evaluated for OTTI by segregating the portfolio by type and applying the appropriate OTTI model.

In determining OTTI for debt securities, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery.  The assessment of whether any other‑than‑temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether management intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis.  If management intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.  If management does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, the OTTI on debt securities shall be separated into the amount representing the credit loss and the amount related to all other factors.  The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings.  The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes.  The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

As of December 31, 2021, the Company’s security portfolio included certain securities which were in an unrealized loss position, and are discussed below.

U.S. government sponsored enterprises

In the case of unrealized losses on U.S. government sponsored enterprises, because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2020.

Mortgage backed securities and collateralized mortgage obligations – residential

At December 31, 2021, all mortgage backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government sponsored entities and agencies, primarily Ginnie Mae, Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support.  Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other‑than‑temporarily impaired at December 31, 2021.

Corporate Bonds and other

At December 31, 2021, corporate bonds held by the Company are investment grade quality.  Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2021.